Expense by nature - Summary of Expense By Nature (Parenthetical) (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Expense By Nature [Abstract]
Research and development expense	¥ 685	¥ 486
Short-term employee benefits expense	¥ 611	¥ 443